GECAS Transaction - Schedule of acquisition related costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Transaction and integration-related expenses	$ 334,966	$ 0	$ 0
GE Capital Aviation Services
Business Acquisition [Line Items]
Transaction and integration-related expenses	334,966
GE Capital Aviation Services | Banking fees
Business Acquisition [Line Items]
Transaction and integration-related expenses	186,474
GE Capital Aviation Services | Professional fees and other expenses
Business Acquisition [Line Items]
Transaction and integration-related expenses	105,417
GE Capital Aviation Services | Severance and other compensation expenses
Business Acquisition [Line Items]
Transaction and integration-related expenses	$ 43,075